Schedule of revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Net revenue	R$ 18,058,027	R$ 17,267,812	R$ 17,377,194
Gross revenue	25,357,429	24,346,101	25,182,831
Service revenue	24,264,246	23,279,423	23,820,343
Goods sold	1,093,183	1,066,678	1,362,488
Deductions from gross revenue	(7,299,402)	(7,078,289)	(7,805,637)
Taxes incidents	(4,679,722)	(4,534,582)	(4,939,980)
Discounts granted	(2,610,388)	(2,531,920)	(2,843,670)
Returns and other	(9,292)	(11,787)	(21,987)
Mobile [Member]
IfrsStatementLineItems [Line Items]
Service revenue-Mobile	22,433,225	21,522,135	22,145,033
Landline [Member]
IfrsStatementLineItems [Line Items]
Service revenue - Landline	R$ 1,831,021	R$ 1,757,288	R$ 1,675,310